Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Materials Portfolio - Select Materials Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(8.68%)
Annual Return 2016	11.99%
Annual Return 2017	26.22%
Annual Return 2018	(23.65%)
Annual Return 2019	12.40%
Annual Return 2020	21.78%
Annual Return 2021	31.67%
Annual Return 2022	(9.85%)
Annual Return 2023	7.31%
Annual Return 2024	(2.89%)